UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-263-5593

Date of fiscal year end: 12/31/2015

Date of reporting period: 6/30/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Foundry Partners, LLC Funds, a series of funds that are part of the 360 Funds, for the period ended June 30, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

FOUNDRY PARTNERS, LLC FUNDS

Foundry Micro Cap Value Fund
Class I Shares (Ticker Symbol: FMCIX)

Foundry Small Cap Value Fund
Class I Shares (Ticker Symbol: FSVIX)

Series of the
360 Funds

SEMI-ANNUAL REPORT
June 30, 2015

Investment Adviser:

Foundry Partners, LLC
510 First Avenue North,
Suite 409
Minneapolis, MN 55403

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	x
SCHEDULES OF INVESTMENTS	x
STATEMENTS OF ASSETS AND LIABILITIES	x
STATEMENTS OF OPERATIONS	x
STATEMENTS OF CHANGES IN NET ASSETS	x
FINANCIAL HIGHLIGHTS	x
NOTES TO FINANCIAL STATEMENTS	x
ADDITIONAL INFORMATION	xx
EXPENSE EXAMPLES	xx

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
Foundry Micro Cap Value Fund
INVESTMENT HIGHLIGHTS
June 30, 2015 (Unaudited)

The investment objective of the Foundry Micro Cap Value Fund (the “Micro Cap Fund”) is capital appreciation. To meet the investment objective of this Fund, the Fund will invest at least 80% of its assets in equity securities of micro-cap companies. Micro-cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. Equity securities consist of common stock and securities convertible into common stock.

As of June 30, 2015, the median market capitalization of companies included in the Russell Microcap® Value Index was approximately $231 million; the average market capitalization for companies contained within the Russell Microcap® Value Index was approximately $492 million; and the largest stock in the index had a market capitalization of $3.867 billion.

The Micro Cap Fund seeks to provide broad exposure to micro-cap domestic equity securities and seeks to outperform the Russell Microcap® Value Index after fees over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst, (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap® Value Index; and, monitoring trade volume.

Allocation of Portfolio Holdings (% of Investments)
Money Market Funds 7.30%
Common Stock 92.70%

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2015 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
Foundry Small Cap Value Fund
INVESTMENT HIGHLIGHTS
June 30, 2015 (Unaudited)

The investment objective of the Foundry Small Cap Value Fund (the “Small Cap Fund”) is capital appreciation. The Fund plans to meet its investment objective by investing at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. Equity securities consist of common stock and securities convertible into common stock.

As of June 30, 2015, the median market capitalization of companies included in the Russell 2000® Value Index was approximately $639 million; the average market capitalization for companies contained within the Russell 2000® Value Index was approximately $1.727 billion; and the largest stock in the index had a market capitalization of $4.914 billion.

The Small Cap Fund seeks to outperform the Russell 2000® Value Index after fees over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a sell discipline and may consider selling a security when: it becomes fully valued in the Adviser’s opinion or less attractive to the Adviser; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is a deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which typically include maintaining minimum and maximum sector weightings relative to the Russell 2000® Value Index and monitoring risk statistics relative to the Russell 2000® Value Index.

Allocation of Portfolio Holdings (% of Investments)

Money Market Funds 3.01%
Common Stock 96.99%

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2015 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.64%	SHARES	FAIR VALUE

Aerospace & Defense - 1.20%
Ducommun, Inc. (a)	725	$18,611

Apparel - 0.79%
Perry Ellis International, Inc. (a)	515	12,242

Auto Parts & Equipment - 1.14%
Spartan Motors, Inc.	3,880	17,770

Banks - 15.61%
Bank of Commerce Holdings	1,125	6,446
Bar Harbor Bankshares	190	6,732
Capital City Bank Group, Inc.	1,225	18,706
Financial Institutions, Inc.	585	14,531
First Bancorp, Inc.	380	7,387
First Financial Corp.	550	19,668
First Internet Bancorp.	655	16,047
First NBC Bank Holding Co. (a)	505	18,180
Hanmi Financial Corp.	820	20,369
Horizon Bancorp	485	12,106
Independent Bank Corp.	1,270	17,221
MainSource Financial Group, Inc.	1,070	23,487
Monarch Financial Holdings, Inc.	675	8,471
Northrim BanCorp, Inc.	335	8,586
Sierra Bancorp.	670	11,598
Towne Bank - Portsmouth, VA	975	15,883
Washington Trust Bancorp, Inc.	440	17,371
		242,789
Biotechnology - 0.79%
Harvard Bioscience, Inc. (a)	2,150	12,255

Building Materials - 1.86%
Gibraltar Industries, Inc. (a)	1,100	22,407
LSI Industries, Inc.	700	6,538
		28,945
Chemicals - 0.71%
American Vanguard Corp.	800	11,040

Commercial Services - 6.30%
Barrett Business Services, Inc.	510	18,523
CBIZ, Inc. (a)	1,930	18,605
CRA International, Inc. (a)	430	11,984
Cross Country Healthcare, Inc. (a)	1,510	19,147
Global Cash Access Holdings, Inc. (a)	2,385	18,460
Great Lakes Dredge & Dock Corp. (a)	1,895	11,294
		98,013
Computers - 0.56%
Computer Task Group, Inc.	1,130	8,724

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.64% (Continued)	SHARES	FAIR VALUE

Diversified Financial Services - 2.21%
Federal Agricultural Mortgage Corp.	565	$16,419
Gain Capital Holdings, Inc.	1,885	18,021
		34,440
Electrical Components - 0.84%
Powell Industries, Inc.	370	13,013

Electronics - 0.60%
Electro Scientific Industries, Inc. (a)	1,760	9,275

Energy - Alternate Services - 0.65%
Pacific Ethanol, Inc. (a)	975	10,062

Engineering & Construction - 5.12%
Comfort Systems USA, Inc.	995	22,835
Hill International, Inc. (a)	4,600	24,196
Orion Marine Group, Inc. (a)	2,530	18,267
Sterling Construction Co., Inc. (a)	3,575	14,300
		79,598
Environmental Control - 1.09%
Ceco Environmental Corp.	1,500	16,995

Hand & Machine Tools - 0.90%
Hardinge, Inc.	1,425	14,036

Healthcare - Products - 1.85%
Digirad Corp.	2,150	9,331
Exactech, Inc. (a)	395	8,228
Synergetics USA, Inc. (a)	2,385	11,209
		28,768
Healthcare - Services - 1.18%
Almost Family, Inc. (a)	460	18,359

Home Builders - 2.73%
Century Communities, Inc. (a)	950	19,123
WCI Communities, Inc. (a)	960	23,414
		42,537
Home Furnishings - 0.92%
Daktronics, Inc.	1,205	14,291

Insurance - 1.21%
United Insurance Holdings Corp.	1,215	18,881

Internet - 1.93%
Safeguard Scientifics, Inc. (a)	950	18,487
TeleCommunication Systems, Inc. (a)	3,480	11,519
		30,006

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.64% (Continued)	SHARES	FAIR VALUE

Investment Companies - 0.63%
Saratoga Investment Corp.	570	$9,787

Iron & Steel - 1.50%
Schnitzer Steel Industries, Inc.	640	11,181
Universal Stainless & Alloy Products, Inc. (a)	615	12,085
		23,266
Lodging - 1.27%
Century Casinos, Inc. (a)	3,125	19,687

Machinery - Diversified - 0.76%
Columbus McKinnon Corp.	475	11,875

Metal Fabricate & Hardware - 1.85%
Northwest Pipe Co. (a)	320	6,518
Olympic Steel, Inc.	1,275	22,236
		28,754

Mining - 0.87%
Ring Energy, Inc. (a)	1,210	13,540

Miscellaneous Manufacturing - 0.80%
FreightCar America, Inc.	600	12,528

Oil & Gas - 0.63%
PetroQuest Energy, Inc. (a)	4,990	9,880

Oil & Gas Services - 1.11%
Gulf Island Fabrication, Inc.	605	6,758
Tesco Corp.	965	10,518
		17,276
Real Estate - 1.30%
Community Healthcare Trust, Inc. (a)	1,055	20,309

Real Estate Investment Trusts - 2.23%
Independence Realty Trust, Inc.	2,105	15,851
Monmouth Real Estate Investment Corp.	1,110	10,789
Sotherly Hotels, Inc.	1,150	8,130
		34,770
Retail - 9.15%
Christopher & Banks Corp. (a)	3,190	12,792
Destination XL Group, Inc. (a)	2,775	13,903
Haverty Furniture Cos., Inc.	575	12,431
New York & Co., Inc. (a)	2,895	7,759
Ruby Tuesday, Inc. (a)	2,665	16,710
Stage Stores, Inc.	1,075	18,845
Stein Mart, Inc.	1,700	17,799
Systemax, Inc. (a)	1,115	9,634
TravelCenters of America LLC (a)	1,040	15,444
West Marine, Inc. (a)	1,770	17,063
		142,380

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.64% (Continued)	SHARES	FAIR VALUE

Savings & Loans - 10.51%
Banc of California, Inc.	1,585	$21,794
Berkshire Hills Bancorp, Inc.	610	17,373
Dime Community Bancshares, Inc.	1,100	18,634
ESSA Bancorp, Inc.	955	12,281
HomeStreet, Inc. (a)	770	17,571
HomeTrust Bancshares, Inc. (a)	915	15,335
Meta Financial Group, Inc.	520	22,318
SI Financial Group, Inc.	640	7,450
Territorial Bancorp, Inc.	810	19,651
United Community Financial Corp.	2,085	11,155
		163,562
Semiconductors - 3.88%
IXYS Corp.	1,035	15,836
Photronics, Inc. (a)	1,460	13,885
Rudolph Technologies, Inc. (a)	1,105	13,271
Xcerra Corp. (a)	2,295	17,373
		60,365
Software - 3.15%
American Software, Inc.	1,740	16,530
Concurrent Computer Corp.	1,815	11,253
Seachange International, Inc. (a)	1,735	12,162
Wayside Technology Group, Inc.	455	9,018
		48,963
Telecommunications - 4.00%
Black Box Corp.	650	13,000
EXFO, Inc. (a)	1,815	5,935
Premiere Global Services, Inc. (a)	1,705	17,544
Silicom Ltd.	350	12,898
Spok Holdings, Inc.	520	8,757
Westell Technologies, Inc. (a)	4,100	4,059
		62,193
Transportation - 3.81%
Aegean Marine Petroleum Network, Inc.	1,395	17,242
Celadon Group, Inc.	835	17,268
Covenant Transportation Group, Inc. (a)	405	10,149
Marten Transport Ltd.	675	14,647
		59,306

Total Common Stocks (Cost $1,489,022)		1,519,091

MONEY MARKET FUND - 7.69%
First American Prime Obligations Fund Class Z, 0.03% (b) (Cost $119,604)	119,604	119,604

Total Investments at Fair Value - 105.33% (Cost $1,608,626)		1,638,695

Liabilities in Excess of Other Assets, Net - (5.33)%		(82,937)

Net Assets - 100.00%		$1,555,758

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at June 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.38%	SHARES	FAIR VALUE

Agriculture - 1.37%
Andersons, Inc.	400	$15,600

Banks - 15.60%
Banner Corp.	440	21,089
Financial Institutions, Inc.	620	15,401
First Financial Corp.	530	18,953
First NBC Bank Holding Co. (a)	517	18,612
Hanmi Financial Corp.	835	20,741
Independent Bank Corp. - Rockland, MA	460	21,569
MainSource Financial Group, Inc.	1,000	21,950
Old National Bancorp	1,320	19,087
Towne Bank - Portsmouth VA	1,205	19,629
		177,031
Building Materials - 1.98%
Gibraltar Industries, Inc. (a)	1,105	22,509

Commercial Services - 3.70%
Aaron's, Inc.	630	22,812
CBIZ, Inc. (a)	1,995	19,232
		42,044
Computers - 2.63%
Mentor Graphics Corp.	705	18,633
Synaptics, Inc. (a)	130	11,276
		29,909
Diversified Financial Services - 2.52%
Federal Agricultural Mortgage Corp.	555	16,128
GAIN Capital Holdings, Inc.	1,300	12,428
		28,556

Electric - 1.26%
Portland General Electric Co.	430	14,259

Electrical Components & Equipment - 3.77%
Encore Wire Corp.	450	19,931
EnerSys	200	14,058
Powell Industries, Inc.	250	8,793
		42,782
Electronics - 2.22%
AVX Corp.	875	11,778
Plexus Corp. (a)	305	13,383
		25,161
Engineering & Construction - 1.97%
Comfort Systems USA, Inc.	975	22,376

Environmental Control - 1.25%
Ceco Environmental Corp.	1,250	14,163

Food - 0.79%
SpartanNash Co.	275	8,949

Forest Products & Paper - 1.34%
Deltic Timber Corp.	225	15,219

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.38% (Continued)	SHARES	FAIR VALUE

Gas - 0.94%
ONE Gas, Inc.	250	$10,640

Healthcare - Services - 1.52%
LHC Group, Inc. (a)	450	17,214

Home Builders - 3.17%
TRI Pointe Group, Inc. (a)	1,100	16,830
WCI Communities, Inc. (a)	785	19,146
		35,976
Home Furnishings - 1.81%
La-Z-Boy, Inc.	780	20,545

Insurance - 3.66%
Fidelity & Guaranty Life	610	14,414
Horace Mann Educators Corp.	350	12,733
United Insurance Holdings Corp.	925	14,375
		41,522
Iron & Steel - 2.17%
Carpenter Technology Corp.	365	14,118
Schnitzer Steel Industries, Inc.	600	10,482
		24,600

Machinery - Diversified - 1.34%
Columbus McKinnon Corp.	610	15,250

Miscellaneous Manufacturing - 1.20%
FreightCar America, Inc.	655	13,676

Office Furnishing - 1.61%
Herman Miller, Inc.	630	18,226

Oil & Gas - 1.52%
California Resources Corp.	1,475	8,909
PetroQuest Energy, Inc. (a)	4,230	8,375
		17,284
Oil & Gas Services - 1.50%
Helix Energy Solutions Group, Inc. (a)	475	5,999
Matrix Service Co. (a)	600	10,968
		16,967
Real Estate - 0.90%
Forestar Group, Inc. (a)	780	10,265

Real Estate Investment Trusts - 6.78%
Agree Realty Corp.	325	9,480
Brandywine Realty Trust	797	10,584
DiamondRock Hospitality Co.	775	9,928
Hersha Hospitality Trust	513	13,153
LaSalle Hotel Properties	385	13,652
Lexington Realty Trust	1,255	10,642
LTC Properties, Inc.	230	9,568
		77,007

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 97.38% (Continued)	SHARES	FAIR VALUE

Retail - 9.45%
Ascena Retail Group, Inc. (a)	1,225	$20,402
Big Lots, Inc.	260	11,697
Bloomin' Brands, Inc.	885	18,895
Ruby Tuesday, Inc. (a)	2,060	12,916
Stage Stores, Inc.	700	12,271
Stein Mart, Inc.	1,550	16,230
TravelCenters of America LLC (a)	1,000	14,850
		107,261
Savings & Loans - 6.48%
Banc of California, Inc.	1,500	20,625
Berkshire Hills Bancorp, Inc.	680	19,366
BofI Holding, Inc. (a)	210	22,199
HomeTrust Bancshares, Inc. (a)	680	11,397
		73,587
Semiconductors - 5.51%
Entegris, Inc. (a)	1,010	14,716
Photronics, Inc. (a)	1,300	12,363
QLogic Corp. (a)	880	12,487
Rudolph Technologies, Inc. (a)	1,000	12,010
Xcerra Corp. (a)	1,455	11,014
		62,590
Software - 1.36%
Allscripts Healthcare Solutions, Inc. (a)	1,130	15,458

Telecommunications - 2.23%
Black Box Corp.	530	10,600
Premiere Global Services, Inc. (a)	1,425	14,663
		25,263
Transportation - 3.83%
Aegean Marine Petroleum Network, Inc.	1,175	14,523
Celadon Group, Inc.	750	15,510
Con-way, Inc.	350	13,430
		43,463

Total Common Stocks (Cost $1,041,228)		1,105,352

MONEY MARKET FUND - 3.02%
First American Prime Obligations Fund Class Z, 0.03% (b) (Cost $34,324)	34,324	34,324

Total Investments at Fair Value - 100.40% (Cost $1,075,552)		1,139,676

Liabilities in Excess of other Assets, Net - (0.40%)		(4,585)

Net Assets - 100.00%		$1,135,091

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at June 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT
Assets:
Investments, at value (identified cost $1,608,626)	$1,638,695
Due from advisor	13,205
Receivables:
Interest	1
Dividends	1,612
Prepaid expenses	1,581
Total assets	1,655,094

Liabilities:
Payables:
Investment securities purchased	76,628
Due to administrator	5,313
Due to trustees	372
Accrued expenses	17,023
Total liabilities	99,336
Net Assets	$1,555,758

Sources of Net Assets:
Paid-in capital	$1,429,840
Accumulated net realized gain on investments	91,593
Undistributed net investment income	4,256
Net unrealized appreciation on investments	30,069
Total Net Assets (Unlimited shares of beneficial interest authorized)	$1,555,758

Institutional Class Shares:
Net assets applicable to 142,178 shares outstanding	$1,555,758
Net Asset Value, Offering and Redemption Price Per Share	$10.94
Minimum Redemption Price Per Share (a)	$10.72

(a)	A 2.00% redemption fee is assessed on redemption transactions of shares that are held for 90 days or less.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF OPERATIONS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month Period Ended
June 30, 2015
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $14)	$17,364
Interest	5
Total investment income	17,369

Expenses:
Management fees (Note 5)	7,494
Accounting and transfer agent fees and expenses	18,976
Audit fees	7,687
Legal fees	5,951
Custodian fees	4,959
Miscellaneous	6,279
Trustee fees and expenses	2,910
Pricing fees	4,711
Insurance	143
Reports to shareholders	248
Registration and filing fees	477
Total expenses	59,835
Less: fees waived and expenses absorbed	(46,722)
Net expenses	13,113

Net investment income	4,256

Realized and unrealized gain (loss):
Net realized gain on:
Investments	52,963
Net realized gain on investments	52,963

Net change in unrealized depreciation on:
Investments	(33,352)
Net change in unrealized depreciation	(33,352)

Net gain on investments	19,611

Net increase in net assets resulting from operations	$23,867

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2015	SEMI-ANNUAL REPORT

	For the
	Six Month Period Ended	For the Period Ended
	June 30, 2015	December 31, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$4,256	$(3,437)
Net realized gain on investments	52,963	71,586
Net unrealized appreciation (depreciation) on investments	(33,352)	63,421
Net increase in net assets resulting from operations	23,867	131,570

Distributions to shareholders from:
Net realized capital gains	-	(29,519)
Decrease in net assets resulting from distributions	-	(29,519)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	45,439	1,384,401

Increase in net assets	69,306	1,486,452

Net Assets:
Beginning of period	1,486,452	-

End of period	$1,555,758	$1,486,452
Undistributed net investment income	$4,256	$-

(a)	The Foundry Micro Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
FINANCIAL HIGHLIGHTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	FOUNDRY MICRO CAP VALUE FUND
	For the
	Six Month Period Ended		For the Period Ended
	June 30, 2015		December 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.78		$10.00

Investment Operations:
Net investment income (loss)	0.03		(0.02)
Net realized and unrealized gain on investments	0.13		1.02
Total from investment operations	0.16		1.00

Distributions:
From net realized capital gains	-		(0.22)
Total distributions	-		(0.22)

Net Asset Value, End of Year/Period	$10.94		$10.78

Total Return (b)	1.48%	(c)	10.03%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,556		$1,486

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.99%	(f)	12.51%	(e)(f)
After fees waived and expenses absorbed	1.75%	(f)	1.75%	(e)(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(5.67)%	(f)	(11.18)%	(e)(f)
After fees waived and expenses absorbed	0.57%	(f)	(0.42)%	(e)(f)

Portfolio turnover rate	33%	(c)	58%	(c)

(a)	The Foundry Micro Cap Value Fund commenced operations on January 30, 2014.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from January 30, 2014, the date of initial portfolio trades, through December 31, 2014.
(e)	Ratios are for the period from January 30, 2014, the date of initial expense accruals, through December 31, 2014.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT
Assets:
Investments, at value (identified cost $1,075,552)	$1,139,676
Due from advisor	14,266
Receivables:
Dividends	2,176
Investment securities sold	1,678
Prepaid expenses	1,581
Total assets	1,159,377

Liabilities:
Payables:
Due to administrator	5,272
Due to trustees	372
Accrued expenses	18,642
Total liabilities	24,286
Net Assets	$1,135,091

Sources of Net Assets:
Paid-in capital	$1,069,992
Accumulated net realized loss on investments	(5,300)
Undistributed net investment income	6,275
Net unrealized appreciation on investments	64,124
Total Net Assets (Unlimited shares of beneficial interest authorized)	$1,135,091

Institutional Class Shares:
Net assets applicable to 108,176 shares outstanding	$1,135,091
Net Asset Value and Offering Price Per Share	$10.49
Minimum Redemption Price Per Share (a)	$10.28

(a)	A 2.00% redemption fee is assessed on redemption transactions of shares that are held for 90 days or less.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month Period Ended
June 30, 2015
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0)	$14,592
Interest	3
Total investment income	14,595

Expenses:
Management fees (Note 5)	4,437
Accounting and transfer agent fees and expenses	18,684
Audit fees	7,687
Legal fees	5,951
Miscellaneous	6,279
Trustee fees and expenses	2,910
Custodian fees	4,959
Pricing fees	3,472
Insurance	143
Reports to shareholders	248
Registration and filing fees	477
Total expenses	55,247
Less: fees waived and expenses absorbed	(46,927)
Net expenses	8,320

Net investment income	6,275

Realized and unrealized gain (loss):
Net realized gain on:
Investments	15,531
Net realized gain on investments	15,531

Net change in unrealized depreciation on:
Investments	(6,028)
Net change in unrealized depreciation	(6,028)

Net gain on investments	9,503

Net increase in net assets resulting from operations	$15,778

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2015	SEMI-ANNUAL REPORT

	For the
	Six Month Period Ended	For the Period Ended
	June 30, 2015	December 31, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$6,275	$(1,673)
Net realized gain on investments	15,531	3,599
Net unrealized appreciation (depreciation) on investments	(6,028)	70,152
Net increase in net assets resulting from operations	15,778	72,078

Distributions to shareholders from:
Net realized capital gains	-	(22,757)
Decrease in net assets resulting from distributions	-	(22,757)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	4,579	1,065,413

Increase in net assets	20,357	1,114,734

Net Assets:
Beginning of period	1,114,734	-

End of period	$1,135,091	$1,114,734
Undistributed net investment income	$6,275	$-

(a)	The Foundry Small Cap Value Fund commenced operations on January 30, 2014.

The accompanying notes are an integral part of these financial statements.

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

June 30, 2015 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	FOUNDRY SMALL CAP VALUE FUND
	For the
	Six Month Period Ended		For the Period Ended
	June 30, 2015		December 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.35		$10.00

Investment Operations:
Net investment loss	0.06		(0.02)
Net realized and unrealized gain on investments	0.08		0.59
Total from investment operations	0.14		0.57

Distributions:
From net realized capital gains	-		(0.22)
Total distributions	-		(0.22)

Net Asset Value, End of Year/Period	$10.49		$10.35

Total Return (b)	1.35%	(c)	5.71%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,135		$1,115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.96%	(f)	11.34%	(e)(f)
After fees waived and expenses absorbed	1.50%	(f)	1.50%	(e)(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(7.33)%	(f)	(10.03)%	(e)(f)
After fees waived and expenses absorbed	1.13%	(f)	(0.19)%	(e)(f)

Portfolio turnover rate	31%	(c)	75%	(c)

(a)	The Foundry Small Cap Value Fund commenced operations on January 30, 2014.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from January 30, 2014, the date of initial portfolio trades, through December 31, 2014.
(e)	Ratios are for the period from January 30, 2014, the date of initial expense accruals, through December 31, 2014.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Foundry Partners, LLC Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of funds advised by Foundry Partners LLC: (i) Foundry Micro Cap Value Fund (“Micro Cap Value Fund”), and (ii) Foundry Small Cap Value Fund (“Small Cap Value Fund”), (each a “Fund” and collectively, the “Funds”) are each an open end management investment company and separate series of the Trust. The investment objective of the Foundry Micro Cap Value Fund is capital appreciation. The investment objective of the Foundry Small Cap Value Fund is capital appreciation. The Funds are diversified Funds. The Funds’ investment adviser is Foundry Partners LLC (the “Adviser”). The Funds each have one class of shares, Institutional Class Shares. The Institutional Class Shares commenced operations on January 30, 2014.

a)      Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)      Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

c)      Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended June 30, 2015, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

d)      Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America (“GAAP”) requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended June 30, 2015.

e)      Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)      Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)      Investments in Small-Cap Companies and Micro-Cap Companies – A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

h)      Redemption fees - Shareholders that redeem shares within 90 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the six month period ended June 30, 2015.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2015:

Categories (a)	Level 1	Level 2	Level 3	Total
Micro Cap Value Fund:
Common Stock (b)	$1,519,091	-	-	$1,519,091
Money market funds	119,604	-	-	119,604
Total Investments in Securities	$1,638,695	-	-	$1,638,695
Small Cap Value Fund:
Common Stock (b)	$1,105,352	-	-	$1,105,352
Money market funds	34,324	-	-	34,324
Total Investments in Securities	$1,139,676	-	-	$1,139,676

(a)
As of and during the six month period ended June 30, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2015, from the valuation input levels used on December 31, 2014.

During the six month period ended June 30, 2015, no securities were fair valued.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds during the six month period ended June 30, 2015 were as follows:

MicroCap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	11,681	(7,379)	-	4,302
Value	$127,423	$(81,984)	-	$45,439

Small Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	1,674	(1,229)	-	445
Value	$17,326	$(12,747)	-	$4,579

Transactions in shares of capital stock for the Funds during the period since inception from January 30, 2014 through December 31, 2014 were as follows:

MicroCap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	140,143	(5,062)	2,795	137,876
Value	$1,406,000	$(51,118)	29,519	$1,384,401

Small Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	110,625	(5,143)	2,249	107,731
Value	$1,094,642	$(51,986)	22,757	$1,065,413

4.	INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Micro Cap Value Fund	$547,028	$479,805
Small Cap Value Fund	334,099	334,095

There were no government securities purchased or sold during the period.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets for Institutional Class shares as follows:

Fund	Management Fee Rate	Accrued
Micro Cap Value Fund:	1.00%	$7,494
Small Cap Value Fund	0.80%	4,437

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through April 30, 2016:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Micro Cap Value Fund:	1.75%	$7,494	$39,228
Small Cap Value Fund	1.50%	4,437	42,490

If, at any time, the annualized expenses of Funds were less than the annualized expense ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.

At June 30, 2015, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below:

Fund	December 31, 2017	December 31, 2018	Totals
Micro Cap Value Fund:	$89,103	$46,722	$135,825
Small Cap Value Fund	83,230	46,927	130,157

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with Matrix 360 Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended June 30, 2015, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Service Fees
Micro Cap Value Fund:	$18,976
Small Cap Value Fund	18,684

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds. Under the Distribution Agreement, for each Fund, the Distributor shall be paid an annual fee of $9,000. The annual fee above includes the first share class of the each Fund; the Distributor shall receive $1,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 1.25 bps (0.000125%) of the average assets of each Fund.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2015 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Micro Cap Value Fund:	$1,612,749	$136,474	$(110,528)	$25,946
Small Cap Value Fund	1,076,387	118,163	(54,874)	63,289

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at December 31, 2014, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Post-October Losses	Total Distributable Earnings
Micro Cap Value Fund:	$61,007	$40,686	$358	$-	$102,051
Small Cap Value Fund	68,882	285	75	(19,921)	49,321

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of December 31, 2014, the Funds elected to defer net ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Micro Cap Value Fund:	$-	$-	$-	$-
Small Cap Value Fund	19,921	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2014, the Funds had no capital loss carryforwards for federal income tax purposes.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

6	TAX MATTERS (continued)

The tax character of distributions paid during the period since inception from January 30, 2014 through December 31, 2014 by the Funds were as follows.

Fund	Long-term Capital Gain	Ordinary Income
Micro Cap Value Fund:	$20	$29,499
Small Cap Value Fund	11	22,746

There were no distributions paid by the Funds during the six month period ended June 30, 2015.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2015, Reliance Trust Co. held 48% and 75% of the Micro Cap Value Fund’s Institutional Class Shares and Small Cap Value Fund’s Institutional Class Shares outstanding, respectively.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
June 30, 2015 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

The Funds did not pay any distributions during the six month period ended June 30, 2015. Distributions, if any, will be paid in December. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
June 30, 2015 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From Each Foundry Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Foundry Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$750	None	None	$1,500
Thomas Krausz	$750	None	None	$1,500
Tom M. Wirtshafter	$750	None	None	$1,500
Gary DiCenzo	$750	None	None	$1,500
Interested Trustees
Randall K. Linscott	None	None	None	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers fourteen (14) series of shares.

[2]	Figures are for the six month period ended June 30, 2015.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Funds expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period from 12/31/14 through 06/30/15

Micro Cap Value Fund:	Beginning Account Value (12/31/2014)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2015)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Institutional Class Shares (+1.48%)	$1,000.00	1.75%	$1,014.80	$8.74 (a)
Hypothetical 5% Fund Return
Institutional Class Shares	$1,000.00	1.75%	$1,016.10	$8.75 (a)
Small Cap Value Fund:
Actual Fund Return (in parentheses)
Institutional Class Shares (+1.35%)	$1,000.00	1.50%	$1,013.50	$7.49 (a)
Hypothetical 5% Fund Return
Institutional Class Shares	$1,000.00	1.50%	$1,017.40	$7.50 (a)

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Foundry Partners, LLC Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 30, 2015 for the Funds were as follows:
Foundry Micro Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	12.53%
Foundry Micro Cap Value Fund Institutional Class Shares, fee waivers or expense reimbursements	1.77%
Foundry Small Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	11.35%
Foundry Small Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	1.51%

Foundry Partners, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments) to not more than 1.75% and 1.50%, of the Foundry Micro Cap Value Fund and the Foundry Small Cap Value Fund, respectively, through at least April 30, 2016. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended June 30, 2015 were 7.99% and 9.96% for the Foundry Micro Cap Value Fund Institutional Class shares and the Foundry Small Cap Value Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended June 30, 2015.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Foundry Partners, LLC
510 First Avenue North,
Suite 409
Minneapolis, MN 55403

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
 Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott	/s/ Randy Linscott
President,
Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
President
Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: September 4, 2015